Accounts Receivable (Tables)	6 Months Ended
Sep. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket	The following table summarizes the Group’s outstanding accounts receivable and subsequent collection by aging bucket:
Accounts receivable by aging bucket	Balance as of September 30, 2025 (Unaudited)	Subsequent collection (1)	% of subsequent collection (1)
Overdue but within 1 year	$600,530	$593,881	98.9%
Not yet due	2,202,553	2,118,278	96.2%
Total gross accounts receivable	2,803,083	2,712,159	96.8%
Allowance for credit losses	-	-	-
Accounts receivable	$2,803,083	$2,712,159	96.8%

Accounts receivable by aging bucket	Balance as of March 31, 2025	Subsequent collection (1)	% of subsequent collection (2)
Overdue but within 1 year	$541,427	$539,723	99.7%
Not yet due	1,953,874	1,953,876	100.0%
Total gross accounts receivable	2,495,301	2,493,599	99.9%
Allowance for credit losses	-	-	-
Accounts receivable	$2,495,301	$2,493,599	99.9%

(1)	The subsequent collections reflected herein are as of December 22, 2025.
(2)	As of December 22, 2025, 99.7% of the overdue amounts (within one year) and 100.0% of the amounts not yet due had been collected.